MORTGAGE SERVICING RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Servicing Rights
Carrying amount of servicing rights recorded in loans serviced for others	$ 811,783	$ 651,409
Mortgage servicing rights
Mortgage Servicing Rights
Unpaid principal balances of mortgage and other loans serviced for others	101,473,000	78,483,000
Carrying amount of servicing rights recorded in loans serviced for others	811,783	651,409	601,325
Assumptions used to determine fair value of servicing rights
Discount rate (as a percent)	9.00%	9.00%
Ancillary income per loan annually	48	48
Incremental cost to service per loan annually	$ 43	$ 43
Mortgage servicing rights | Minimum
Assumptions used to determine fair value of servicing rights
Monthly prepayment speeds (as a percent)	246.00%	252.00%
Mortgage servicing rights | Maximum
Assumptions used to determine fair value of servicing rights
Monthly prepayment speeds (as a percent)	698.00%	694.00%